Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.1%
		Brazil: 2.8%
1,200,000	(1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	$ 1,242,360	0.7
575,000	(1)	JBS Finance Luxembourg Sarl, 3.625%, 01/15/2032	575,397	0.3
500,000	(1)	Natura Cosmeticos SA, 4.125%, 05/03/2028	513,125	0.3
1,200,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	1,345,500	0.7
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,428,312	0.8
			5,104,694	2.8

		Chile: 2.7%
900,000	(1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	982,639	0.5
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,304,088	0.7
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	887,749	0.5
1,500,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,572,197	0.8
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	296,717	0.2
			5,043,390	2.7

		China: 1.6%
1,700,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,944,669	1.1
900,000	(1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	918,493	0.5
			2,863,162	1.6

		Colombia: 1.9%
1,250,000		Ecopetrol SA, 6.875%, 04/29/2030	1,510,325	0.8
600,000	(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	621,825	0.3
350,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	361,620	0.2
1,000,000	(1)	SierraCol Energy Andina LLC, 6.000%, 06/15/2028	1,013,450	0.6
			3,507,220	1.9

		Indonesia: 3.9%
750,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	806,480	0.4
250,000	(1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	258,210	0.1
750,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	771,319	0.4
1,000,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	1,071,154	0.6
1,000,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,180,295	0.6
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	814,312	0.5
1,500,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,628,625	0.9
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	632,065	0.4
			7,162,460	3.9

		Kazakhstan: 2.4%
700,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	698,180	0.4
2,000,000	(1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	2,077,308	1.1
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	626,215	0.3
750,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	995,001	0.6
			4,396,704	2.4

		Malaysia: 1.8%
750,000	(1)	Petronas Capital Ltd., 4.550%, 04/21/2050	927,296	0.5
1,750,000	(1)	Petronas Capital Ltd., 4.800%, 04/21/2060	2,325,862	1.3
			3,253,158	1.8

		Mexico: 5.2%
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	565,625	0.3
750,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	830,546	0.4
400,000	(1),(2)	Cemex SAB de CV, 5.125%, 12/31/2199	413,380	0.2
750,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	847,575	0.5
500,000	(1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	484,792	0.3
500,000	(1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	539,965	0.3
800,000	(1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	806,032	0.4
450,000		Petroleos Mexicanos, 4.500%, 01/23/2026	456,143	0.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
350,000	(3)	Petroleos Mexicanos, 5.500%, 06/27/2044	$ 286,108	0.2
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	1,056,750	0.6
500,000		Petroleos Mexicanos, 6.500%, 01/23/2029	515,250	0.3
500,000		Petroleos Mexicanos, 6.750%, 09/21/2047	443,130	0.2
1,275,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,395,041	0.8
1,000,000		Petroleos Mexicanos, 6.950%, 01/28/2060	886,200	0.5
			9,526,537	5.2

		Oman: 1.4%
1,750,000	(1)	OQ SAOC, 5.125%, 05/06/2028	1,763,444	1.0
700,000	(1)	Oryx Funding Ltd., 5.800%, 02/03/2031	740,796	0.4
			2,504,240	1.4

		Panama: 2.0%
1,000,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,047,700	0.6
250,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	242,441	0.1
1,200,000	(1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,336,698	0.7
1,000,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	1,007,455	0.6
			3,634,294	2.0

		Peru: 2.0%
650,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	640,136	0.4
250,000		Kallpa Generacion SA, 4.125%, 08/16/2027	257,245	0.1
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	514,490	0.3
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	262,812	0.1
1,400,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,494,150	0.8
525,000	(1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	521,467	0.3
			3,690,300	2.0

		Qatar: 1.1%
2,000,000		Qatar Petroleum, 3.300%, 07/12/2051	2,000,000	1.1

		Russia: 2.0%
1,250,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,399,123	0.8
1,350,000	(1),(2)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	1,410,017	0.8
750,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	793,807	0.4
			3,602,947	2.0

		Saudi Arabia: 3.1%
1,050,000	(1),(3)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	1,064,343	0.6
750,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	737,524	0.4
1,000,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	974,375	0.5
3,000,000	(1)	Saudi Arabian Oil Co., 3.500%, 11/24/2070	2,921,133	1.6
			5,697,375	3.1

		South Africa: 0.6%
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,115,640	0.6

		South Korea: 0.3%
500,000	(1)	SK Hynix, Inc., 2.375%, 01/19/2031	487,897	0.3

		Turkey: 0.3%
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	513,523	0.3

		United Arab Emirates: 1.0%
750,000		DP World Crescent Ltd., 3.875%, 07/18/2029	816,131	0.4
500,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	492,154	0.3
625,000	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	622,335	0.3
			1,930,620	1.0

		Venezuela: 0.0%
1,000,000	(4),(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	40,000	0.0
1,750,000	(4),(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	70,000	0.0
			110,000	0.0

	Total Corporate Bonds/Notes
	(Cost $64,097,008)		66,144,161	36.1

MUNICIPAL BONDS: 0.6%
		Turkey: 0.6%
1,000,000	(1)	Istanbul Metropolitan Municipality, 6.375%, 12/09/2025	1,000,034	0.6

	Total Municipal Bonds
	(Cost $990,550)		1,000,034	0.6

SOVEREIGN BONDS: 62.2%
		Angola: 0.7%
750,000	(1)	Angolan Government International Bond, 8.000%, 11/26/2029	771,562	0.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

SOVEREIGN BONDS: (continued)
		Angola: (continued)
500,000	(1)	Angolan Government International Bond, 9.500%, 11/12/2025	$ 548,705	0.3
			1,320,267	0.7

		Argentina: 1.4%
1,883,777	(6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	679,497	0.4
4,906,220	(6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	1,565,133	0.8
701,019	(6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 2.000% on 07/09/2021), 01/09/2038	265,918	0.1
374,361		Argentine Republic Government International Bond, 1.000%, 07/09/2029	142,699	0.1
			2,653,247	1.4

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	543,497	0.3

		Bahrain: 1.2%
2,000,000		Bahrain Government International Bond, 7.375%, 05/14/2030	2,265,900	1.2

		Belarus: 0.3%
700,000		Republic of Belarus International Bond, 6.200%, 02/28/2030	610,365	0.3

		Colombia: 3.5%
500,000		Colombia Government International Bond, 3.000%, 01/30/2030	490,758	0.3
2,000,000		Colombia Government International Bond, 4.125%, 05/15/2051	1,901,680	1.0
750,000		Colombia Government International Bond, 4.000%, 02/26/2024	795,574	0.4
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	1,865,412	1.0
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	593,655	0.3
700,000		Colombia Government International Bond, 8.125%, 05/21/2024	830,875	0.5
			6,477,954	3.5

		Costa Rica: 1.4%
900,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	915,390	0.5
1,500,000		Costa Rica Government International Bond, 6.125%, 02/19/2031	1,594,890	0.9
			2,510,280	1.4

		Dominican Republic: 4.5%
1,500,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	1,537,515	0.8
1,150,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	1,187,375	0.7
500,000	(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	500,005	0.3
700,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	770,280	0.4
1,700,000		Dominican Republic International Bond, 5.875%, 01/30/2060	1,698,300	0.9
1,200,000		Dominican Republic International Bond, 6.000%, 07/19/2028	1,366,800	0.7
1,100,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,277,210	0.7
			8,337,485	4.5

		Ecuador: 1.3%
800,850	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 5.000% on 07/31/2021), 07/31/2030	686,737	0.4
1,807,845	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.000% on 07/31/2021), 07/31/2035	1,247,413	0.7
717,550	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.500% on 07/31/2021), 07/31/2040	447,572	0.2
			2,381,722	1.3

		Egypt: 3.6%
1,000,000		Egypt Government International Bond, 7.500%, 01/31/2027	1,126,250	0.6
500,000	(1)	Egypt Government International Bond, 7.500%, 02/16/2061	470,225	0.3

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Egypt: (continued)
1,100,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	$ 1,211,485	0.7
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	731,798	0.4
1,750,000	(1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,853,950	1.0
1,100,000	(1)	Egypt Government International Bond, 8.875%, 05/29/2050	1,188,639	0.6
			6,582,347	3.6

		El Salvador: 0.5%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	907,500	0.5

		Gabon: 0.3%
500,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	505,018	0.3

		Ghana: 2.6%
1,750,000		Ghana Government International Bond, 7.875%, 03/26/2027	1,853,950	1.0
2,000,000		Ghana Government International Bond, 7.875%, 02/11/2035	1,976,280	1.1
1,000,000		Ghana Government International Bond, 8.750%, 03/11/2061	964,050	0.5
			4,794,280	2.6

		Honduras: 0.3%
250,000	(3)	Honduras Government International Bond, 5.625%, 06/24/2030	262,875	0.2
200,000		Honduras Government International Bond, 6.250%, 01/19/2027	219,300	0.1
			482,175	0.3

		Hungary: 0.4%
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	821,256	0.4

		Indonesia: 3.6%
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	353,027	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,561,226	0.8
1,250,000		Indonesia Government International Bond, 8.500%, 10/12/2035	2,004,471	1.1
1,000,000		Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	1,050,080	0.6
1,500,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,684,875	0.9
			6,653,679	3.6

		Ivory Coast: 0.7%
1,237,154	(2)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,243,575	0.7

		Jamaica: 1.3%
1,200,000		Jamaica Government International Bond, 7.875%, 07/28/2045	1,677,000	0.9
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	701,250	0.4
			2,378,250	1.3

		Jordan: 0.6%
1,000,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,044,375	0.6

		Kazakhstan: 1.4%
1,750,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,564,614	1.4

		Kenya: 1.0%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	551,145	0.3
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	553,675	0.3
600,000		Kenya Government International Bond, 8.000%, 05/22/2032	676,833	0.4
			1,781,653	1.0

		Lebanon: 0.3%
2,000,000	(4)	Lebanon Government International Bond, 6.100%, 10/04/2022	265,900	0.2
2,000,000	(4)	Lebanon Government International Bond, 6.850%, 03/23/2027	262,090	0.1
			527,990	0.3

		Malaysia: 0.7%
1,250,000	(1)	Malaysia Wakala Sukuk Bhd, 3.075%, 04/28/2051	1,300,943	0.7

		Mexico: 1.6%
940,000	(3)	Mexico Government International Bond, 3.250%, 04/16/2030	972,862	0.6
750,000		Mexico Government International Bond, 4.350%, 01/15/2047	785,265	0.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Mexico: (continued)
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	$ 1,131,815	0.6
			2,889,942	1.6

		Morocco: 1.2%
750,000	(1)	Morocco Government International Bond, 3.000%, 12/15/2032	726,262	0.4
1,500,000	(1)	Morocco Government International Bond, 4.000%, 12/15/2050	1,395,000	0.8
			2,121,262	1.2

		Nigeria: 1.0%
1,000,000		Nigeria Government International Bond, 6.500%, 11/28/2027	1,062,891	0.6
300,000		Nigeria Government International Bond, 7.875%, 02/16/2032	324,019	0.1
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	513,782	0.3
			1,900,692	1.0
		Oman: 1.1%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	527,375	0.3
800,000		Oman Government International Bond, 6.000%, 08/01/2029	852,742	0.4
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	736,212	0.4
			2,116,329	1.1

		Panama: 2.2%
500,000		Panama Government International Bond, 3.875%, 03/17/2028	549,422	0.3
500,000		Panama Government International Bond, 4.500%, 04/16/2050	569,075	0.3
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,700,994	0.9
800,000		Panama Government International Bond, 9.375%, 04/01/2029	1,185,648	0.7
			4,005,139	2.2

		Paraguay: 0.9%
750,000		Paraguay Government International Bond, 5.000%, 04/15/2026	856,125	0.5
650,000		Paraguay Government International Bond, 5.600%, 03/13/2048	766,188	0.4
			1,622,313	0.9

		Peru: 0.9%
500,000		Peruvian Government International Bond, 2.780%, 12/01/2060	447,270	0.2
500,000		Peruvian Government International Bond, 2.783%, 01/23/2031	510,630	0.3
500,000		Peruvian Government International Bond, 5.625%, 11/18/2050	689,695	0.4
			1,647,595	0.9

		Philippines: 1.4%
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	1,030,996	0.6
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,477,443	0.8
			2,508,439	1.4

		Qatar: 2.0%
1,350,000	(1)	Qatar Government International Bond, 3.750%, 04/16/2030	1,530,394	0.8
500,000	(1)	Qatar Government International Bond, 4.000%, 03/14/2029	576,455	0.3
750,000	(1)	Qatar Government International Bond, 4.400%, 04/16/2050	914,603	0.5
500,000	(1)	Qatar Government International Bond, 4.817%, 03/14/2049	645,039	0.4
			3,666,491	2.0

		Republic Of Serbia: 0.8%
1,500,000		Serbia International Bond, 2.125%, 12/01/2030	1,425,000	0.8

		Romania: 1.5%
1,500,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,557,436	0.8
750,000	(1)	Romanian Government International Bond, 4.000%, 02/14/2051	789,143	0.4
400,000		Romanian Government International Bond, 5.125%, 06/15/2048	489,950	0.3
			2,836,529	1.5

		Russia: 2.5%
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,286,255	0.7
1,800,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,047,750	1.1
1,000,000		Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,259,334	0.7
			4,593,339	2.5

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Saudi Arabia: 1.5%
500,000	(1)	Saudi Government International Bond, 2.250%, 02/02/2033	$ 486,712	0.3
1,600,000		Saudi Government International Bond, 2.900%, 10/22/2025	1,714,888	0.9
500,000	(1)	Saudi Government International Bond, 3.450%, 02/02/2061	500,358	0.3
			2,701,958	1.5

		Senegal: 0.3%
500,000		Senegal Government International Bond, 6.250%, 05/23/2033	528,571	0.3

		South Africa: 1.9%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	2,070,100	1.1
500,000		Republic of South Africa Government International Bond, 5.750%, 09/30/2049	512,668	0.3
800,000	(3)	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	876,072	0.5
			3,458,840	1.9

		Sri Lanka: 1.2%
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	425,000	0.2
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,285,000	0.7
750,000		Sri Lanka Government International Bond, 7.550%, 03/28/2030	474,720	0.3
			2,184,720	1.2

		Turkey: 3.8%
950,000		Turkey Government International Bond, 4.875%, 10/09/2026	932,224	0.5
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	486,884	0.3
900,000		Turkey Government International Bond, 5.600%, 11/14/2024	926,968	0.5
1,000,000		Turkey Government International Bond, 6.375%, 10/14/2025	1,049,228	0.6
1,750,000		Turkey Government International Bond, 7.375%, 02/05/2025	1,896,267	1.0
1,000,000		Turkey Government International Bond, 7.625%, 04/26/2029	1,097,750	0.6
600,000	(1)	Turkiye Ihracat Kredi Bankasi AS, 5.750%, 07/06/2026	594,562	0.3
			6,983,883	3.8

		Ukraine: 2.5%
1,111,000		Ukraine Government International Bond, 7.253%, 03/15/2033	1,160,274	0.6
650,000		Ukraine Government International Bond, 7.375%, 09/25/2032	685,185	0.4
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2022	364,193	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2023	373,580	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2024	378,364	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2025	379,839	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2026	382,871	0.2
225,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2027	248,163	0.2
500,000		Ukraine Government International Bond, 9.750%, 11/01/2028	597,054	0.3
			4,569,523	2.5

		Uruguay: 1.5%
1,500,000		Uruguay Government International Bond, 4.375%, 10/27/2027	1,726,335	0.9
250,000		Uruguay Government International Bond, 4.375%, 01/23/2031	291,502	0.2
500,000		Uruguay Government International Bond, 7.625%, 03/21/2036	765,005	0.4
			2,782,842	1.5

		Venezuela: 0.1%
1,250,000	(4)	Venezuela Government International Bond, 9.250%, 09/15/2027	133,125	0.1

		Zambia: 0.4%
750,000	(1),(4)	Zambia Government International Bond, 8.500%, 04/14/2024	482,732	0.2
500,000	(1),(4)	Zambia Government International Bond, 8.970%, 07/30/2027	317,318	0.2
			800,050	0.4

	Total Sovereign Bonds
	(Cost $113,880,032)		114,164,954	62.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.0%
	U.S. Treasury Notes: 0.0%
18,000	1.750%, 01/31/2023	$ 18,445	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)	18,445	0.0

	Total Long-Term Investments
	(Cost $178,985,590)	181,327,594	98.9

SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 1.7%
141,847	(7) Bank of America Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $141,847, collateralized by various U.S. Government Agency Obligations, 1.500%-8.500%, Market Value plus accrued interest $144,684, due 07/15/21-01/15/60)	141,847	0.1
1,000,000	(7) Citigroup, Inc., Repurchase Agreement dated 06/30/21, 0.06%, due 07/01/21 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 07/01/21-01/15/59)	1,000,000	0.5
1,000,000	(7) Daiwa Capital Markets, Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/30/21-07/01/51)	1,000,000	0.6
1,000,000	(7) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/21-04/15/62)	1,000,000	0.5

	Total Repurchase Agreements
	(Cost $3,141,847)	3,141,847	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
1,535,000	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,535,000)	1,535,000	0.8

	Total Short-Term Investments
	(Cost $4,676,847)	4,676,847	2.5

	Total Investments in Securities (Cost $183,662,437)	$ 186,004,441	101.4
	Liabilities in Excess of Other Assets	(2,532,330)	(1.4)
	Net Assets	$ 183,472,111	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.
(3)	Security, or a portion of the security, is on loan.
(4)	Defaulted security.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2021, the Fund held restricted securities with a fair value of $110,000 or 0.1% of net assets. Please refer to the table below for additional details.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2021.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2021.

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	62.8%
Energy	21.2
Utilities	5.9
Basic Materials	3.8
Financial	1.9
Consumer, Non-cyclical	1.5
Industrial	1.2
Communications	0.3
Technology	0.3
U.S. Treasury Obligations	0.0
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$66,144,161	$–	$66,144,161
Municipal Bonds	–	1,000,034	–	1,000,034
Sovereign Bonds	–	114,164,954	–	114,164,954
U.S. Treasury Obligations	–	18,445	–	18,445
Short-Term Investments	1,535,000	3,141,847	–	4,676,847
Total Investments, at fair value	$1,535,000	$184,469,441	$–	$186,004,441
Other Financial Instruments+
Futures	87,875	–	–	87,875
Total Assets	$1,622,875	$184,469,441	$–	$186,092,316
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,397)	$–	$(1,397)
Futures	(401,504)	–	–	(401,504)
Total Liabilities	$(401,504)	$(1,397)	$–	$(402,901)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	7/25/2013	$1,396,755	$70,000
Petroleos de Venezuela SA	2/27/2014	807,052	40,000
		$2,203,807	$110,000

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

At June 30, 2021, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 44,825	USD 54,564	JPMorgan Chase Bank N.A.	07/16/21	$(1,397)
				$(1,397)

At June 30, 2021, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	57	09/30/21	$12,558,258	$(20,380)
U.S. Treasury 5-Year Note	69	09/30/21	8,516,648	(20,828)
U.S. Treasury Long Bond	19	09/21/21	3,054,250	87,875
			$24,129,156	$46,667
Short Contracts:
U.S. Treasury 10-Year Note	(75)	09/21/21	(9,937,500)	(40,745)
U.S. Treasury Ultra 10-Year Note	(85)	09/21/21	(12,512,266)	(199,426)
U.S. Treasury Ultra Long Bond	(15)	09/21/21	(2,890,312)	(120,125)
			$(25,340,078)	$(360,296)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $184,750,275.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,176,552
Gross Unrealized Depreciation	(11,237,412)
Net Unrealized Appreciation	$939,140